Segment and Geographic Area Information - Sales by Major Product Grouping (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Product Information [Line Items]
Consolidated sales	$ 2,329	$ 2,679	$ 6,781	$ 8,748	$ 11,199	$ 13,147	$ 12,573
Alumina [Member]
Product Information [Line Items]
Consolidated sales					3,343	3,413	3,237
Primary Aluminum [Member]
Product Information [Line Items]
Consolidated sales					6,200	7,848	7,697
Flat-Rolled Aluminum [Member]
Product Information [Line Items]
Consolidated sales					993	1,033	1,055
Other [Member]
Product Information [Line Items]
Consolidated sales					$ 663	$ 853	$ 584